Non-Public

                               UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                  FORM 13F

                            FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: Dec 31st, 2010

Check here if Amendment [  ]; Amendment Number:
This amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name: TradeLink LLC
Address:  71 S. Wacker Dr. Suite 1900 Chicago, IL 60606

13 File Number: 028-12778

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form


Person Signing this Report on Behalf of Reporting Manager:

Name: Terry J. Regas
Title: Director of Compliance
Phone: 312-264-2000
Signature, Place and Date of Signing: Terry J. Regas
71 S. Wacker Dr. Suite 1900 Chicago, IL 60606. 2/15/11



Report Type (Check only one.):
[ X]        13F HOLDINGS REPORT.
[  ]        13F NOTICE.
[  ]        13F COMBINATION REPORT.


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934

                           FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total: 12

Form 13F Information Table Value Total: 14560

                                                                FORM 13F INFORMATION TABLE
                                                                VALUE   SHARES/ SH/    PUT/     INVSTMT OTHER   VOTING AUTH
NAME OF ISSUER                TITLE OF CLASS    CUSIP          (x1000)  PRN AMT PRN    CALL     DISC	MAN.    SOLE  SHARED NONE
-------------------           ----------------  --------       -------- ------  --     ---      ----    ------- ------- ---
BALLARD PWR SYSTEMS INC COM    	Common Stock	058586108	22	15000	SH 		Sole	0	Sole
BIOCRYST PHARMACEUTICALS       	Common Stock	09058V103	52	10000	SH 		Sole	0	Sole
EVERGREEN SOLAR INCCOM	       	Common Stock	30033R108	6	10000	SH 		Sole	0	Sole
GENVEC INC COM	               	Common Stock	37246C109	6	10000	SH 		Sole	0	Sole
ISHARES LEH 20+YRTREAS BOND    	Common Stock	464287432	470	5000	SH 		Sole	0	Sole
iShares Silver Trust	       	ISHARES		46428Q109	6930	229640	SH		Sole	0	Sole
iShares Silver Trust ETF       	Option	 	46428Q909	1850	8693		Call	Sole	0	Sole
MORGAN STANLEY ETF	       	Common Stock	61747W257	283	7000	SH 		Sole	0	Sole
S&P 500			       	Option 		464287900	2293	4836		Call	Sole	0	Sole
S&P 500				Option 		464287950	2330	7006		Put	Sole	0	Sole
SPDR S&P 500 ETF TR (SPY)	Option 		78462F953	14	1371		Put	Sole	0	Sole
WISDOMTREE TR CHIN YUAN FD ETF	Common Stock	97717W182	304	12000	SH 		Sole	0	Sole






S REPORT SUMMARY                12 DATA RECORDS          14560     0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED


Non-Public